Loss Per Share - Schedule of Loss Per Share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [line items]
Net loss for the period attributable to Oculis shareholders	SFr (25,375)	SFr (20,839)	SFr (58,589)	SFr (36,932)
Loss per share
Weighted-average number of shares used to compute loss per share basic	52,288,911	40,535,173	50,297,119	38,567,675
Weighted-average number of shares used to compute loss per share diluted	52,288,911	40,535,173	50,297,119	38,567,675
Basic net loss per share for the period	SFr (0.49)	SFr (0.51)	SFr (1.16)	SFr (0.96)
Diluted net loss per share for the period	SFr (0.49)	SFr (0.51)	SFr (1.16)	SFr (0.96)